UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 1/22/10
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $311,075  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                            Market
Value                    Other   Voting
Issuer                              Class       CUSIP       x 1000
DiscretioQuantityManagersAuthority

ABBOTT LABORATORIES CMN             COMMON      002824100
7194.7074  Sole     133260  None   Sole
ALTRIA GROUP, INC. CMN              COMMON      00209S103
53.001  Sole       2700  None   Sole
AMERICAN STATES WATER CO CMN        COMMON      29899101
191.214  Sole       5400  None   Sole
AQUA AMERICA INC CMN                COMMON      03836W103
364.78528  Sole      20832  None   Sole
BAXTER INTERNATIONAL INC CMN        COMMON      071813109
3403.44  Sole      58000  None   Sole
BERKSHIRE HATHAWAY INC. CLASS       COMMON      084670207
305.598  Sole         93  None   Sole
BOARDWALK PIPELINE PARTNERS LP      COMMON      096627104
1681.68  Sole      56000  None   Sole
BP P.L.C. SPONSORED ADR CMN         COMMON      055622104
12336.016  Sole     212800  None   Sole
BRISTOL-MYERS SQUIBB COMPANY C      COMMON      110122108
5970.84225  Sole     236469  None   Sole
BUCKEYE GP HOLDINGS L.P. CMN        COMMON      118167105
400.96  Sole      14000  None   Sole
BUCKEYE PARTNERS LP UNITS CMN       COMMON      118230101
1932.975  Sole      35500  None   Sole
CALIFORNIA WATER SERVICE GROUP      COMMON      130788102
139.916  Sole       3800  None   Sole
CATERPILLAR INC (DELAWARE) CMN      COMMON      149123101
3419.9699  Sole      60010  None   Sole
CELGENE CORPORATION CMN             COMMON      151020104
222.72  Sole       4000  None   Sole
CHEVRON CORPORATION CMN             COMMON      166764100
1659.1345  Sole      21550  None   Sole
CITIGROUP INC. CMN                  COMMON      172967101
794.4  Sole     240000  None   Sole
COACH INC CMN                       COMMON      189754104
5855.759  Sole     160300  None   Sole
COCA-COLA COMPANY (THE) CMN         COMMON      191216100
1.14  Sole         20  None   Sole
CONNECTICUT WATER SVC CMN           COMMON      207797101
99.08  Sole       4000  None   Sole
CONSOLIDATED EDISON INC CMN         COMMON      209115104
11.49379  Sole        253  None   Sole
COVIDIEN PLC CMN                    COMMON      G2552X108
2025.747  Sole      42300  None   Sole
DUNCAN ENERGY PARTNERS L.P. CM      COMMON      265026104
665  Sole      28000  None   Sole
EL PASO PIPELINE PARTNERS, L.P      COMMON      283702108
1116.28  Sole      43000  None   Sole
ELI LILLY & CO CMN                  COMMON      532457108
8656.104  Sole     242400  None   Sole
EMERSON ELECTRIC CO. CMN            COMMON      291011104
255.6  Sole       6000  None   Sole
ENBRIDGE ENERGY MGMT, LLC CMN       COMMON      29250X103
1040.51456  Sole      19588  None   Sole
ENBRIDGE ENERGY PARTNERS L P C      COMMON      29250R106
1068.431  Sole      19900  None   Sole
ENERGY TRANSFER PARTNERS, L.P.      COMMON      29273R109
112.425  Sole       2500  None   Sole
ENTERPRISE PRODUCTS PART L.P C      COMMON      293792107
3105.28683  Sole      98863  None   Sole
EXXON MOBIL CORPORATION CMN         COMMON      30231G10
6819  Sole     100000  None   Sole
GENERAL ELECTRIC CO CMN             COMMON      369604103
6354.6  Sole     420000  None   Sole
GOLDMAN SACHS GROUP, INC.(THE)      COMMON      38141G104
33.768  Sole        200  None   Sole
GOOGLE, INC. CMN CLASS A            COMMON      38259P508
469.94484  Sole        758  None   Sole
HARLEY-DAVIDSON INC CMN             COMMON      412822108
0.756  Sole         30  None   Sole
HOSPIRA, INC. CMN                   COMMON      441060100
4370.19  Sole      85690  None   Sole
JAMBA,INC. CMN                      COMMON      47023A101
55.44  Sole      33000  None   Sole
JOHNSON & JOHNSON CMN               COMMON      478160104
11136.489  Sole     172900  None   Sole
KIMBERLY CLARK CORP CMN             COMMON      494368103
7033.584  Sole     110400  None   Sole
KINDER MORGAN ENERGY PARTNERS,      COMMON      494550106
6010.06684  Sole      98558  None   Sole
KINDER MORGAN MANAGEMENT, LLC       COMMON      49455U100
10342.8056  Sole     189290  None   Sole
KRAFT FOODS INC. CMN CLASS A        COMMON      50075N104
23.89122  Sole        879  None   Sole
MAGELLAN MIDSTREAM PARTNERS LP      COMMON      559080106
1845.858  Sole      42600  None   Sole
MEAD JOHNSON NUTRITION COMPANY      COMMON      582839106
7625.65  Sole     174500  None   Sole
MEDCO HEALTH SOLUTIONS, INC. C      COMMON      58405U102
16238.76408  Sole     254088  None   Sole
MERCK & CO., INC. CMN               COMMON      58933Y105
913.5  Sole      25000  None   Sole
MIDDLESEX WATER CO CMN              COMMON      596680108
117.45492  Sole       6666  None   Sole
NIKE CLASS-B CMN CLASS B            COMMON      654106103
2.6428  Sole         40  None   Sole
NORFOLK SOUTHERN CORPORATION C      COMMON      655844108
59.7588  Sole       1140  None   Sole
ONEOK PARTNERS, L.P. LIMITED P      COMMON      68268N103
1557.5  Sole      25000  None   Sole
PEPSICO INC CMN                     COMMON      713448108
158.08  Sole       2600  None   Sole
PFIZER INC. CMN                     COMMON      717081103
18244.57  Sole    1003000  None   Sole
PHILIP MORRIS INTL INC CMN          COMMON      718172109
6175.5485  Sole     128150  None   Sole
PLAINS ALL AMERICAN PIPELINE L      COMMON      726503105
1754.62  Sole      33200  None   Sole
PROCTER & GAMBLE COMPANY (THE)      COMMON      742718109
13880.45031  Sole     228937  None   Sole
SCHLUMBERGER LTD CMN                COMMON      806857108
195.27  Sole       3000  None   Sole
SIGMA-ALDRICH CORPORATION CMN       COMMON      826552101
6357.92625  Sole     125775  None   Sole
STANDARD & POORS DEP RCPTS SPD      COMMON      78462F10
239.596  Sole       2150  None   Sole
STATE STREET CORPORATION (NEW)      COMMON      857477103
365.736  Sole       8400  None   Sole
STD & PRS 400 MID-CAP DEP RCPT      COMMON      59563510
276.654  Sole       2100  None   Sole
SUNOCO LOGISTICS PARTNERS LP C      COMMON      86786L108
923.082  Sole      13800  None   Sole
TARGA RESOURCES PARTNERS LP CM      COMMON      87611X105
267.41  Sole      11000  None   Sole
TC PIPELINES, L.P. CMN              COMMON      87233Q108
4667.628  Sole     126700  None   Sole
TOOTSIE ROLL & IND. CMN             COMMON      890516107
0.76664  Sole         28  None   Sole
TOOTSIE ROLL INDS INC CL-B CMN      COMMON      89051620
21.1475  Sole        769  None   Sole
WALT DISNEY COMPANY (THE) CMN       COMMON      254687106
6129.435  Sole     190060  None   Sole
WILLIAMS PARTNERS L. P. CMN         COMMON      96950F104
825.023  Sole      26900  None   Sole
WILLIAMS PIPELINE PARTNERS L.P      COMMON      96950K103
395.08  Sole      16600  None   Sole
WILLIAMS-SONOMA, INC. CMN           COMMON      969904101
98386.77508  Sole    4734686  None   Sole
ZIMMER HLDGS INC CMN                COMMON      98956P102
6714.36401  Sole     113591  None   Sole


311075.0469
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